Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

On January 20, 2022, United Maritime Corporation (“United”) was incorporated by Seanergy (the “Parent”), under the laws of the Republic of the Marshall Islands to serve as the holding company of the vessel-owning subsidiary of the Gloriuship (“United Maritime Predecessor” or the “Predecessor”) upon effectiveness of the Spin Off (described below). On July 6, 2022, the Company announced that it has completed the spin-off of its wholly-owned subsidiary, United, effective July 5, 2022. United’s shares commenced trading on the Nasdaq Capital Market on July 6, 2022 under the symbol “USEA” (Note 3).

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s board of directors to reverse split the Company’s common stock at a ratio of one-for-sixteen (Note 11). No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

On February 16, 2023, the Company’s common stock began trading on a split-adjusted basis, following a February 9, 2023 approval from the Company’s board of directors to reverse split the Company’s common stock at a ratio of one-for-ten (Note 11). All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

a.           Subsidiaries in Consolidation:

Seanergy’s subsidiaries included in these consolidated financial statements as of December 31, 2022:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal/Sale and leaseback
Seanergy Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Pembroke Chartering Services Limited (1)(3)(4)	Malta	N/A	N/A	N/A
Maritime Capital Shipping Limited (1)(4)	Bermuda	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Champion Marine Co. (1)(5)	Marshall Islands	Championship	November 7, 2018	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Friend Ocean Navigation Co. (1)	Liberia	Friendship	July 27, 2021	N/A
World Shipping Co. (1)	Marshall Islands	Worldship	August 30, 2021	N/A
Duke Shipping Co. (1)	Marshall Islands	Dukeship	November 26, 2021	N/A
Partner Marine Co. (1)(5)	Marshall Islands	Partnership	March 9, 2022	N/A
Honor Shipping Co. (1)	Marshall Islands	Honorship	June 27, 2022	N/A
Paros Ocean Navigation Co. (1)	Liberia	Paroship	December 27, 2022	N/A
Knight Ocean Navigation Co. (1)(5)	Liberia	Knightship	December 13, 2016	June 29, 2018
Flag Marine Co. (1)(5)	Marshall Islands	Flagship	May 6, 2021	May 11, 2021
Hellas Ocean Navigation Co. (1)(5)	Liberia	Hellasship	May 6, 2021	June 28, 2021
Patriot Shipping Co. (1)(5)	Marshall Islands	Patriotship	June 1, 2021	June 28, 2021
Good Ocean Navigation Co. (1)(Note 6)	Liberia	Goodship	August 7, 2020	February 10, 2023
Traders Shipping Co. (1)(Note 6)	Marshall Islands	Tradership	June 9, 2021	February 28, 2023
Gladiator Shipping Co. (1)(4)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Leader Shipping Co. (1)(4)	Marshall Islands	Leadership	March 19, 2015	September 30, 2021
Partner Shipping Co. Limited (1)(4)	Malta	Partnership	May 31, 2017	March 9, 2022
Martinique International Corp. (1)(4)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(4)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014

(1)	Subsidiaries wholly owned
(2)	Management companies
(3)	Chartering services company
(4)	Dormant companies
(5)	Bareboat charters